Investments in associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 18,291	$ 13,481
Non-current assets.	68,234	66,671
Total assets	86,525	80,152
Current liabilities	15,870	13,090
Non-current liabilities	36,305	32,534
Total liabilities	52,175	45,624
Equity	34,350	34,528	$ 40,981	$ 37,358
Net revenue	38,403	38,056	$ 41,784
Alianca Geracao Energia S. A [Member]
IfrsStatementLineItems [Line Items]
Current assets	224
Non-current assets.	1,532
Total assets	1,756
Current liabilities	109
Non-current liabilities	846
Total liabilities	955
Equity	801
Net revenue	121
Net income (loss)	27
Anglo American Minerio De Ferro Do Brasil S. A [Member]
IfrsStatementLineItems [Line Items]
Current assets	644	683
Non-current assets.	7,548	8,375
Total assets	8,192	9,058
Current liabilities	1,057	1,033
Non-current liabilities	2,807	2,081
Total liabilities	3,864	3,114
Equity	4,328	5,944
Net revenue	1,991	2,085
Net income (loss)	809	401
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Current assets	283	369
Non-current assets.	487	374
Total assets	770	743
Current liabilities	51	138
Non-current liabilities	1
Total liabilities	52	138
Equity	718	605
Net revenue	135	307
Net income (loss)	86	194
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,008	868
Non-current assets.	3,517	2,461
Total assets	4,525	3,329
Current liabilities	588	547
Non-current liabilities	2,297	1,576
Total liabilities	2,885	2,123
Equity	1,640	1,206
Net revenue	1,358	1,303
Net income (loss)	280	263
PT Vale Indonesia Tbk [Member]
IfrsStatementLineItems [Line Items]
Current assets	918	1,183
Non-current assets.	5,064	4,792
Total assets	5,982	5,975
Current liabilities	354	264
Non-current liabilities	191	147
Total liabilities	545	411
Equity	5,437	5,564
Net revenue	990	472
Net income (loss)	(92)	(85)
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Current assets	158	88
Non-current assets.	1,671	1,779
Total assets	1,829	1,867
Current liabilities	58	40
Non-current liabilities	583	596
Total liabilities	641	636
Equity	1,188	1,231
Net revenue	284	67
Net income (loss)	66	31
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets	796	786
Non-current assets.	3,239	2,757
Total assets	4,035	3,543
Current liabilities	512	799
Non-current liabilities	2,139	1,592
Total liabilities	2,651	2,391
Equity	1,384	1,152
Net revenue	1,667	1,705
Net income (loss)	226	275
Alianca Norte Energia Participacoes [Member]
IfrsStatementLineItems [Line Items]
Non-current assets.	132	146
Total assets	132	146
Non-current liabilities	2	1
Total liabilities	2	1
Equity		145
Net income (loss)		$ (20)
Alianca Norte Energia Participacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity	130
Net income (loss)	$ (32)